Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET:

Composition:

	December 31,
	2016	2015
	(U.S. dollar in thousands)

Software Systems	1,105	-
Vehicles	606	488
Leasehold improvements	355	474
Office furniture and equipment	121	123
Computers, electronics and related	13	314
Property and equipment	2,200	1,399
Less: accumulated depreciation and amortization	612	642
Property and equipment, net	1,588	757